Earnings per share (Tables)	9 Months Ended
Jul. 31, 2021
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Summary of Earnings Per Share

	For the three months ended			For the nine months ended
$ millions, except number of shares and per share amounts	2021 Jul. 31	2021 Apr. 30	2020 Jul. 31	2021 Jul. 31	2020 Jul. 31
Basic earnings per share
Net income attributable to equity shareholders	$1,725	$1,647	$1,170	$4,993	$2,775
Less: Preferred share dividends and distributions on other equity instruments	30	51	31	111	92
Net income attributable to common shareholders	$1,695	$1,596	$1,139	$4,882	$2,683
Weighted-average common shares outstanding (thousands)	449,590	448,455	445,416	448,442	445,137
Basic earnings per share	$3.77	$3.56	$2.56	$10.89	$6.03
Diluted earnings per share
Net income attributable to common shareholders	$1,695	$1,596	$1,139	$4,882	$2,683
Weighted-average common shares outstanding (thousands)	449,590	448,455	445,416	448,442	445,137
Add: Stock options potentially exercisable (1) (thousands)	1,322	796	294	901	378
Add: Equity-settled consideration (thousands)	236	94	184	169	196
Weighted-average diluted common shares outstanding (thousands)	451,148	449,345	445,894	449,512	445,711
Diluted earnings per share	$3.76	$3.55	$2.55	$10.86	$6.02
(1)
Excludes average options outstanding of nil (April 30, 2021: nil; July 31, 2020: 4,839,980) with a weighted-average exercise price of nil (April 30, 2021: nil; July 31, 2020: $108.08) for the quarter ended July 31, 2021, and average options outstanding of nil (July 31, 2020: 4,387,057) with a weighted-average price of nil (July 31, 2020: $109.47) for the nine months ended July 31, 2021, as the options’ exercise prices were less than the average market price of CIBC’s common shares.